Shareholder Report, Holdings (Details) - C000217973	Jun. 30, 2025
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	14.30%
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.20%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.20%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.50%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%